Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Credit Suisse Floating Rate High Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.94%)	4.51%	4.43%
Performance Inception Date		Mar. 08, 1999
Credit Suisse Floating Rate High Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.79%)	1.74%	2.11%
Credit Suisse Floating Rate High Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.59%)	2.22%	2.35%
Credit Suisse Floating Rate High Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.32%	4.76%	4.17%
Credit Suisse Floating Rate High Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.31%	5.83%	5.20%
Credit Suisse Floating Rate High Income Fund | S&P UBS Leveraged Loan Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.94%	6.37%	5.78%
Credit Suisse Floating Rate High Income Fund | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.90%	6.42%	5.83%
Credit Suisse Strategic Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.22%	4.13%	5.50%
Performance Inception Date		Sep. 28, 2012
Credit Suisse Strategic Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.49%)	1.51%	2.99%
Credit Suisse Strategic Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.09%	1.98%	3.09%
Credit Suisse Strategic Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			3.50%	4.37%	5.22%
Credit Suisse Strategic Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	5.41%	6.28%
Credit Suisse Strategic Income Fund | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Credit Suisse Strategic Income Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	3.17%	2.18%
Credit Suisse Strategic Income Fund | 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.20%	5.49%	6.16%

[1]	Effective October 1, 2025, the benchmark against which the fund measures its performance changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index. Fund management believes that the new benchmark is more representative of the fund's strategy.
[2]	Effective October 1, 2025, the benchmark against which the fund measures its performance changed from the ICE BofA US 3-Month Treasury Bill Index to a blend of 50% Morningstar LSTA US Leveraged Loan Index + 50% ICE BofA US High Yield Constrained Index (the "Customized Reference Benchmark"). Fund management believes that the Customized Reference Benchmark is more representative of the Fund's strategy.